Exhibit 99.1

Navient Student Loan Trust 2015-3

Monthly Servicing Report

Distribution Date 06/25/2018

Collection Period 05/01/2018 - 05/31/2018

Navient Funding, LLC - Depositor

Navient Solutions -  Master Servicer and Administrator

Wells Fargo - Indenture Trustee

Wells Fargo Bank, National Association - Eligible Lender Trustee

Navient Funding - Excess Distribution Certificateholder

Page 1 of 9	Trust 2015-3 Monthly Servicing Report: Collection Period 05/01/2018 - 05/31/2018, Distribution Date 06/25/2018

I. Deal Parameters

A	Student Loan Portfolio Characteristics	06/18/2015	04/30/2018	05/31/2018
	Principal Balance	$731,924,193.58	$523,171,843.59	$515,778,829.00
	Interest to be Capitalized Balance	5,723,713.00	3,199,341.19	3,120,535.22
	Pool Balance	$737,647,906.58	$526,371,184.78	$518,899,364.22
	Specified Reserve Account Balance	12,418,487.00	1,315,927.96	1,297,248.41
	Adjusted Pool (1)	$750,066,393.58	$527,687,112.74	$520,196,612.63
	Weighted Average Coupon (WAC)	5.90%	6.08%	6.08%
	Number of Loans	106,911	70,964	69,956
	Aggregate Outstanding Principal Balance - Tbill		$62,315,379.54	$61,677,721.95
	Aggregate Outstanding Principal Balance - LIBOR		$464,055,805.24	$457,221,642.27
	Pool Factor		0.699370603	0.689443062
	Since Issued Constant Prepayment Rate		4.91%	5.00%

(1)	The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than or equal to 40% of the original pool.

B	Debt Securities	Cusip/Isin	05/25/2018	06/25/2018
	A1	63939LAA5	$13,771,806.05	$6,393,663.44
	A2	63939LAB3	$486,000,000.00	$486,000,000.00
	B	63939LAC1	$20,000,000.00	$20,000,000.00

C	Account Balances	05/25/2018	06/25/2018
	Reserve Account Balance	$1,315,927.96	$1,297,248.41
	Capitalized Interest Account Balance	-	-
	Floor Income Rebate Account	$2,159,007.76	$685,131.11
	Supplemental Loan Purchase Account	-	-

D	Asset / Liability	05/25/2018	06/25/2018
	Adjusted Pool Balance + Supplemental Loan Purchase	$527,687,112.74	$520,196,612.63
	Total Notes	$519,771,806.05	$512,393,663.44
	Difference	$7,915,306.69	$7,802,949.19
	Parity Ratio	1.01523	1.01523

Page 2 of 9	Trust 2015-3 Monthly Servicing Report: Collection Period 05/01/2018 - 05/31/2018, Distribution Date 06/25/2018

II. Trust Activity 05/01/2018 through 05/31/2018

A	Student Loan Principal Receipts
	Borrower Principal	2,090,780.52
	Guarantor Principal	3,312,667.66
	Consolidation Activity Principal	3,157,549.61
	Seller Principal Reimbursement	-
	Servicer Principal Reimbursement	2,766.02
	Rejected Claim Repurchased Principal	3,741.63
	Other Principal Deposits	15,384.18
	Total Principal Receipts	$8,582,889.62
B	Student Loan Interest Receipts
	Borrower Interest	874,229.31
	Guarantor Interest	162,434.70
	Consolidation Activity Interest	50,546.30
	Special Allowance Payments	260,278.04
	Interest Subsidy Payments	508,957.98
	Seller Interest Reimbursement	0.00
	Servicer Interest Reimbursement	1,765.09
	Rejected Claim Repurchased Interest	591.39
	Other Interest Deposits	33,338.10
	Total Interest Receipts	$1,892,140.91
C	Reserves in Excess of Requirement	$18,679.55
D	Investment Income	$16,935.03
E	Funds Borrowed from Next Collection Period	-
F	Funds Repaid from Prior Collection Period	-
G	Loan Sale or Purchase Proceeds	-
H	Initial Deposits to Collection Account	-
I	Excess Transferred from Other Accounts	$2,159,007.76
J	Other Deposits	-
K	Funds Released from Capitalized Interest Account	-
L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	-
	Consolidation Loan Rebate Fees to Dept. of Education	$(235,291.07)
	Floor Income Rebate Fees to Dept. of Education	$(2,303,549.64)
	Funds Allocated to the Floor Income Rebate Account	$(685,131.11)
M	AVAILABLE FUNDS	$9,445,681.05
N	Non-Cash Principal Activity During Collection Period	$(1,189,875.03)
O	Non-Reimbursable Losses During Collection Period	$62,356.24
P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	$19,917.82
Q	Aggregate Loan Substitutions	-

Page 3 of 9	Trust 2015-3 Monthly Servicing Report: Collection Period 05/01/2018 - 05/31/2018, Distribution Date 06/25/2018

III. 2015-3 Portfolio Characteristics

		05/31/2018				04/30/2018
		Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM:	IN SCHOOL	6.28%	149	$636,165.65	0.123%	6.28%	165	$672,231.87	0.128%
	GRACE	6.31%	52	$189,916.87	0.037%	6.32%	37	$155,389.13	0.030%
	DEFERMENT	5.99%	5,499	$33,333,968.17	6.463%	5.99%	5,885	$35,649,097.56	6.814%

REPAYMENT:	CURRENT	6.02%	47,017	$334,328,364.61	64.820%	6.00%	47,339	$334,501,549.48	63.937%
	31-60 DAYS DELINQUENT	6.22%	2,368	$18,760,374.77	3.637%	6.29%	2,188	$17,525,777.48	3.350%
	61-90 DAYS DELINQUENT	6.34%	1,234	$9,690,965.82	1.879%	6.17%	1,191	$8,921,993.86	1.705%
	91-120 DAYS DELINQUENT	6.33%	840	$6,048,005.35	1.173%	6.31%	1,147	$9,527,883.77	1.821%
	> 120 DAYS DELINQUENT	6.23%	3,970	$31,520,991.61	6.111%	6.28%	3,819	$31,044,987.19	5.934%

	FORBEARANCE	6.23%	8,347	$76,597,262.71	14.851%	6.25%	8,650	$79,908,221.15	15.274%
	CLAIMS IN PROCESS	6.38%	474	$4,636,550.00	0.899%	6.19%	540	$5,246,825.54	1.003%
	AGED CLAIMS REJECTED	7.39%	6	$36,263.44	0.007%	8.14%	3	$17,886.56	0.003%

TOTAL			69,956	$515,778,829.00	100.00%		70,964	$523,171,843.59	100.00%

* Percentages may not total 100% due to rounding

Page 4 of 9	Trust 2015-3 Monthly Servicing Report: Collection Period 05/01/2018 - 05/31/2018, Distribution Date 06/25/2018

IV. 2015-3 Portfolio Characteristics (cont'd)

	05/31/2018	04/30/2018
Pool Balance	$518,899,364.22	$526,371,184.78
Outstanding Borrower Accrued Interest	$11,665,195.46	$11,520,355.57
Borrower Accrued Interest to be Capitalized	$3,120,535.22	$3,199,341.19
Borrower Accrued Interest >30 Days Delinquent	$2,461,903.55	$2,530,124.86
Total # Loans	69,956	70,964
Total # Borrowers	31,490	31,959
Weighted Average Coupon	6.08%	6.08%
Weighted Average Remaining Term	165.35	165.21
Non-Reimbursable Losses	$62,356.24	$41,809.87
Cumulative Non-Reimbursable Losses	$1,759,796.68	$1,697,440.44
Since Issued Constant Prepayment Rate (CPR)	5.00%	4.91%
Loan Substitutions	-	-
Cumulative Loan Substitutions	-	-
Rejected Claim Repurchases	$4,333.02	-
Cumulative Rejected Claim Repurchases	$73,856.92	$69,523.90
Unpaid Primary Servicing Fees	-	-
Unpaid Administration Fees	-	-
Unpaid Carryover Servicing Fees	-	-
Note Principal Shortfall	-	-
Note Interest Shortfall	-	-
Unpaid Interest Carryover	-	-
Non-Cash Principal Activity - Capitalized Interest	$1,261,033.86	$1,094,171.31
Borrower Interest Accrued	$2,488,909.76	$2,431,397.35
Interest Subsidy Payments Accrued	$158,695.99	$160,446.22
Special Allowance Payments Accrued	$118,414.67	$110,583.48

Page 5 of 9	Trust 2015-3 Monthly Servicing Report: Collection Period 05/01/2018 - 05/31/2018, Distribution Date 06/25/2018

V. 2015-3 Portfolio Statistics by School and Program

A	LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *
	- GSL (1) - Subsidized	5.75%	29,289	100,777,789.98	19.539%
	- GSL - Unsubsidized	5.96%	23,906	125,718,422.91	24.374%
	- PLUS (2) Loans	7.96%	1,652	20,782,869.01	4.029%
	- SLS (3) Loans	4.57%	59	379,460.02	0.074%
	- Consolidation Loans	6.12%	15,050	268,120,287.08	51.984%
	Total	6.08%	69,956	$515,778,829.00	100.000%

B	SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *
	- Four Year	6.08%	43,404	211,158,258.12	40.940%
	- Two Year	5.86%	9,466	30,281,208.14	5.871%
	- Technical	5.68%	2,005	6,438,084.19	1.248%
	- Other	6.12%	15,081	267,901,278.55	51.941%
	Total	6.08%	69,956	$515,778,829.00	100.000%

*Percentages may not total 100% due to rounding.

(1)	Guaranteed Stafford Loan

(2)	Parent Loans for Undergraduate Students

(3)	Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 9	Trust 2015-3 Monthly Servicing Report: Collection Period 05/01/2018 - 05/31/2018, Distribution Date 06/25/2018

VI. 2015-3 Waterfall for Distributions

		Paid	Remaining Funds Balance
Total Available Funds			$9,445,681.05
A	Trustee Fees	-	$9,445,681.05
B	Primary Servicing Fee	$110,107.40	$9,335,573.65
C	Administration Fee	$6,667.00	$9,328,906.65
D	Class A Noteholders' Interest Distribution Amount	$1,119,190.23	$8,209,716.42
E	Class B Noteholders' Interest Distribution Amount	$59,583.55	$8,150,132.87
F	Reserve Account Reinstatement	-	$8,150,132.87
G	Class A Noteholders' Principal Distribution Amount	$7,378,142.61	$771,990.26
H	Class B Noteholders' Principal Distribution Amount	-	$771,990.26
I	Class A Noteholders' Accelerated Principal Distribution Amount	-	$771,990.26
J	Class B Noteholders' Accelerated Principal Distribution Amount	-	$771,990.26
K	Unpaid Expenses of The Trustees	-	$771,990.26
L	Carryover Servicing Fee	-	$771,990.26
M	Remaining Amounts to the Noteholders after the first auction date	-	$771,990.26
N	Excess Distribution Certificateholder	$771,990.26	$0.00

Waterfall Triggers
A	Student Loan Principal Outstanding	$515,778,829.00
B	Interest to be Capitalized	$3,120,535.22
C	Capitalized Interest Account Balance	-
D	Reserve Account Balance (after any reinstatement)	$1,297,248.41
E	Less: Specified Reserve Account Balance	$(1,297,248.41)
F	Total	$518,899,364.22
G	Class A Notes Outstanding (after application of available funds)	$492,393,663.44
H	Insolvency Event or Event of Default Under Indenture	N
I	Available Funds Applied to Class A Noteholders' Distribution Amount Before Any Amounts are Applied to the Class B Noteholders' Distribution Amount (G>F or H=Y)	N

Page 7 of 9	Trust 2015-3 Monthly Servicing Report: Collection Period 05/01/2018 - 05/31/2018, Distribution Date 06/25/2018

VII. 2015-3 Distributions

Distribution Amounts

	A1	A2	B
Cusip/Isin	63939LAA5	63939LAB3	63939LAC1
Beginning Balance	$13,771,806.05	$486,000,000.00	$20,000,000.00
Index	LIBOR	LIBOR	LIBOR
Spread/Fixed Rate	0.32%	0.65%	1.50%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY
Accrual Period Begin	5/25/2018	5/25/2018	5/25/2018
Accrual Period End	6/25/2018	6/25/2018	6/25/2018
Daycount Fraction	0.08611111	0.08611111	0.08611111
Interest Rate*	2.27969%	2.60969%	3.45969%
Accrued Interest Factor	0.001963066	0.002247233	0.002979178
Current Interest Due	$27,034.97	$1,092,155.26	$59,583.55
Interest Shortfall from Prior Period Plus Accrued Interest	-	-	-
Total Interest Due	$27,034.97	$1,092,155.26	$59,583.55
Interest Paid	$27,034.97	$1,092,155.26	$59,583.55
Interest Shortfall	-	-	-
Principal Paid	$7,378,142.61	-	-
Ending Principal Balance	$6,393,663.44	$486,000,000.00	$20,000,000.00
Paydown Factor	0.029255125	0.000000000	0.000000000
Ending Balance Factor	0.025351560	1.000000000	1.000000000

* Pay rates for Current Distribution.  For the interest rates applicable to the next distribution date, please see https://www.navient.com/about/investors/data/abrate.txt.

Page 8 of 9	Trust 2015-3 Monthly Servicing Report: Collection Period 05/01/2018 - 05/31/2018, Distribution Date 06/25/2018

VIII. 2015-3 Reconciliations

A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$519,771,806.05
	Adjusted Pool Balance	$520,196,612.63
	Overcollateralization Amount	$7,802,949.19
	Principal Distribution Amount	$7,378,142.61
	Principal Distribution Amount Paid	$7,378,142.61

B	Reserve Account Reconciliation
	Beginning Period Balance	$1,315,927.96
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00
	Balance Available	$1,315,927.96
	Required Reserve Acct Balance	$1,297,248.41
	Release to Collection Account	$18,679.55
	Ending Reserve Account Balance	$1,297,248.41

C	Floor Income Rebate Account
	Beginning Period Balance	$2,159,007.76
	Deposits for the Period	$685,131.11
	Release to Collection Account	$(2,159,007.76)
	Ending Balance	$685,131.11

D	Supplemental Purchase Account
	Beginning Period Balance	-
	Supplemental Loan Purchases	-
	Transfers to Collection Account	-
	Ending Balance	-

Page 9 of 9	Trust 2015-3 Monthly Servicing Report: Collection Period 05/01/2018 - 05/31/2018, Distribution Date 06/25/2018